Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities:
Net loss for the year	$ (31,116)	$ (3,577)
Items not affecting cash:
Depreciation and amortization	5,067	410
Fair value change on derivatives	1,340	137
Fair value change of warrant liabilities	(3,575)
Fair value change of CVR	(7,195)
Loss on investments	3,385	1,125
Impairment loss	30,374	4,100
Other income related to tax equity		(33)
Recovery of receivable through shares settlement		(3,089)
Recognition of receivable credit loss	26	174
Interest expense	3,724	92
Income tax expense	953	2,962
Deferred fees on long-term debt	(534)
Deferred income tax recovery	(5,173)	(16)
Loss on property, plant and equipment disposal	93
Lease modifications	(5)
Provisions	65
Share-based compensation	2,203	860
Other liabilities due to non-controlling interest holders	(731)
Changes in non-cash operating assets and liabilities	(10,625)	7,148
Interest paid	(2,904)
Income tax paid	(2,632)	(1,808)
Net cash flows from (used in) operating activities	(17,260)	8,485
Investing activities:
Purchase of property, plant and equipment		(43)
Purchase of construction in progress	(8,255)	(7,689)
Purchase of short-term investments	(4,076)	(2,500)
Proceeds of short-term investments	4,530	8,130
Decreases in restricted cash	(6,214)
Investment in SFF shares		(2,465)
Cash and restricted cash acquired on acquisition of SFF	9,887
Acquisition of Solar Alliance DevCo NCI		(94)
Net cash flows from (used in) investing activities	(4,128)	(4,661)
Financing activities:
Proceeds from long-term debt	10,091
Proceeds from issuance of shelf prospectus shares	6,615
Proceeds from short-term loans	6,189	1,252
Proceeds from issuance of warrants	4,975
Proceeds from issuance of common shares, net transaction costs	3,550	104
Proceeds from exercise of share options	62
Proceeds from broker warrants exercised	176
Proceeds from broker warrants grants	791
Repayment of long-term debt	(4,354)	(479)
Repayment of short-term loans	(3,062)
Repayment of lease obligation	(981)	(149)
Acquisition of non-controlling interests	(123)
Net cash flows from (used in) in financing activities	23,929	728
Net increase/(decrease) in cash	2,541	4,552
Effect of changes in exchange rates on cash	(187)	(31)
Cash, beginning of year	5,270	749
Cash, end of year	$ 7,624	$ 5,270